Condensed Consolidated Interim Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash Flows from Operating Activities:
Net (loss) income	$ (5,213,000)	$ (11,934,000)	$ (15,383,000)	$ (6,762,000)
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation of property and equipment	73,000	84,000	109,000	97,000
Amortization of intangible asset	66,000	42,000	70,000	11,000
Provision for credit losses	46,000	455,000	540,000	103,000
Stock-based compensation	176,000	976,000	1,067,000	2,154,000
Amortization of right-of-use assets	65,000	88,000	110,000	145,000
Amortization of debt discount				57,000
Changes in fair value of Convertible Notes at Fair Value	1,500,000	3,806,000	5,589,000	581,000
Change in fair value of common stock warrant liability	(95,000)	531,000	515,000	30,000
Accretion of cumulative mandatorily redeemable common and preferred stock liability	71,000	57,000	80,000	59,000
Equity method investment obtained in exchange for services		(104,000)	(122,000)
Equity in earnings of investee		1,000	2,000
Loss on extinguishment of convertible notes payable	391,000	549,000
Impairment of equity investments			120,000
Loss on extinguishment of Notes Payable / Secured Borrowings			601,000	143,000
Loss on extinguishment of payable		70,000	70,000
Unrealized Foreign exchange gain/(loss)	(7,000)	47,000	49,000
Deferred income taxes			(11,000)
Changes in current assets and current liabilities:
Accounts receivable, current, net	87,000	(1,298,000)	(904,000)	(328,000)
Unbilled revenue	56,000	(37,000)	(39,000)	10,000
Prepaid expense	(44,000)	(33,000)	(85,000)	(68,000)
Accounts receivable, net	4,000	12,000	18,000	(22,000)
Other assets	(7,000)	(59,000)	(2,000)	2,000
Accounts payable	1,989,000	3,087,000	3,715,000	560,000
Operating lease liabilities	(53,000)	(71,000)	(87,000)	(83,000)
Accrued expenses	461,000	1,223,000	1,744,000	1,009,000
Deferred revenue	(54,000)	(2,000)	33,000	(172,000)
Net cash (used in) provided by operating activities	(488,000)	(2,510,000)	(2,201,000.0)	(2,474,000)
Cash Flows from Investing Activities:
Costs capitalized for internally developed software	(72,000)	(107,000)	(144,000)	(96,000)
Purchases of property and equipment	(8,000)	(51,000)	(15,000)	(160,000)
Disposal of property and equipment		3,000	3,000
Payment made to capital creditors			(20,000)
Advances paid for capital expenditure				(38,000)
Net cash used in investing activities	(80,000)	(155,000)	(176,000)	(294,000)
Cash Flows from Financing Activities:
Proceeds from convertible notes payable	180,000	455,000	455,000
Proceeds from convertible notes payable, at fair value		6,500,000	6,500,000
Proceeds from promissory note - related party		600,000	700,000
Proceeds from notes payable, net of debt issuance costs to lender				2,905,000
Proceeds from individual loan				300,000
Proceeds from secured borrowing				500,000
Proceeds from line of credit				150,000
Payments on notes payable, net of penalty and lender fees		(3,000,000)	(3,000,000)
Debt Extinguishment cost paid			(53,000)
Payments on related party loans				(161,000)
Repayment of individual loan				(300,000)
Payments on secured borrowing				(995,000)
Payments on line of credit				(150,000)
Payment of debt issuance costs to third parties				(111,000)
Payment of deferred transaction costs	(5,000)	(2,000)	(2,000)
Payment of redemptions to Class A ordinary shareholders		(2,000,000)	(2,000,000)
Exercise of stock options		12,000	12,000
Net cash provided by financing activities	175,000	2,565,000	2,612,000	2,138,000
Effect of exchange rate changes on cash and cash equivalents	(1,000)		(1,000)	(7,000)
Net Change in Cash	(394,000)	(100,000)	234,000	(637,000)
Cash - Beginning of the period	500,000	266,000	266,000	903,000
Cash - End of the period	106,000	166,000	500,000	266,000
Supplemental disclosures of cash flow information
Cash paid for interest		25,000	26,000	248,000
Cash paid for income taxes	18,000	7,000	10,000	14,000
Non-cash investing and financing activities:
Unpaid capital expenditure as of the end of the period				81,000
Waiver of deferred transaction costs as of the end of the period	505,000
Unpaid deferred transaction costs as of the end of the period	507,000	1,177,000	1,684,000	181,000
Purchase of property and equipment through capital advances			38,000
Issuance of shares vested upon repayment and forgiveness of 2023 Promissory Notes	3,000	888,000	899,000
Settlement of non-recourse 2023 promissory note in exchange for common stock repurchase consideration		903,000	903,000
Issuance of common stock warrant liability				400,000
Conversion of related party convertible note to convertible preferred stock				25,000
Investment in Equity securities		104,000	122,000
Extinguishment of debt (Refer Note no. 12 – Long Term Debt and Note no.19 – Commitments and Contingencies)			4,091,000
Common Stock issued upon cashless exercise of stock options	707,000
(Loss) / Gain on extinguishment of debt (Refer Note no. 9 - Long Term Debt)	(391,000)
Recognition of debt at fair value (Refer Note no. 12 – Long Term Debt and Note no.19 – Commitments and Contingencies)			3,818,000
Right-of-use assets obtained in exchange for operating lease liabilities				81,000
Supplemental Disclosure of Non-cash Financing Activities:
Loss on extinguishment of debt		(343,000.0)
CSLM Acquisition Corp [Member]
Cash Flows from Operating Activities:
Net (loss) income	(22,105,674)	437,633	172,315	4,626,782
Adjustments to reconcile net income to net cash used in operating activities:
Financing expense	17,573,073
Change in fair value of FPA liability	1,269,000
Realized gains on marketable securities held in Trust Account				(2,538,270)
Accrued dividends on marketable securities held in Trust Account	19,247	165,645	170,488	(230,530)
Sponsor waiver of administrative services fees	90,000	90,000	120,000	240,000
Changes in current assets and current liabilities:
Prepaid expense	(14,814)	(12,754)	9,178	478,996
Accounts payable	21,292	232,110	197,831	124,164
Accrued offering costs				(279,678)
Accrued interest - related party	112,577	69,615	101,342	28,288
Due from related party	(697)			(3,387)
Accrued expenses	972,385	371,606	496,785	163,864
Net cash (used in) provided by operating activities	(240,767)	1,353,855	1,267,939	2,610,229
Cash Flows from Investing Activities:
Purchase of treasury and other marketable securities	(748,176)	(2,564,785)	(2,842,995)	(396,313,420)
Proceeds from redemption of treasury and other marketable securities	4,492,794	38,596,223	38,596,223	541,873,187
Proceeds from redemption of treasury securities	(4,492,794)	(38,596,223)	(38,596,223)	(541,873,187)
Net cash used in investing activities	3,744,618	36,031,438	35,753,228	145,559,767
Cash Flows from Financing Activities:
Proceeds from promissory note - related party	915,000	1,120,000	1,520,000	1,230,000
Payment of redemptions to Class A ordinary shareholders	(4,492,794)	(38,596,223)	(38,596,223)	(149,486,187)
Net cash provided by financing activities	(3,577,794)	(37,476,223)	(37,076,223)	(148,256,187)
Net Change in Cash	(73,943)	(90,930)	(55,056)	(86,191)
Cash - Beginning of the period	83,227	138,283	138,283	224,474
Cash - End of the period	9,284	47,353	83,227	138,283
Non-cash investing and financing activities:
Substantial premium on promissory note issuance	1,822,844
Share redemptions payable	1,222,631
Share subscription receivable	11,005,073
Forward purchase agreement prepayment payable	11,005,073
Initial fair value of forward purchase agreement liability	17,573,073
Supplemental Disclosure of Non-cash Financing Activities:
Remeasurement of Class A ordinary shares subject to possible redemption	728,929	2,399,140	2,672,507	6,695,220
Reserve for credit losses		435,000	505,000
Sponsor capital contribution for waiver of administrative services fees			$ 120,000	$ 240,000
Loss on extinguishment of debt	$ 1,822,844